Plant and Equipment, Goodwill and Other Assets	12 Months Ended
Dec. 31, 2011
Plant and Equipment, Goodwill and Other Assets [Abstract]
Plant and Equipment, Goodwill and Other Assets
Note 6: Plant and Equipment, Goodwill and Other Assets
Plant and equipment consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Land and land improvements	$80.3	$73.8
Buildings	561.5	493.4
Machinery and equipment	1,208.0	1,040.9
Tooling, dies, patterns, etc.	189.6	148.3
Office furniture & equipment	156.9	140.0
Capitalized software	220.1	156.1
Assets under capital leases	54.3	46.2
Construction in progress	183.4	145.0
All other	33.9	42.2
	2,688.0	2,285.9
Accumulated depreciation	(1,187.9)	(1,038.1)

Total plant and equipment, net	$1,500.1	$1,247.8

Changes in goodwill during 2011 were as follows:

(dollars in millions)	DPS	V&M	PCS	Total

Balance at December 31, 2010	$306.4	$322.8	$846.6	$1,475.8
Current year acquisitions	134.2	–	8.2	142.4
Translation and other	(2.9)	(2.4)	2.4	(2.9)

Balance at December 31, 2011	$437.7	$320.4	$857.2	$1,615.3

 Other assets consisted of the following:

	December 31,
(dollars in millions)	2011	2010

Deferred income taxes	$56.3	$41.2
Other intangibles:
Gross:
Customer lists	144.0	118.0
Patents and technology	123.0	102.3
Trademarks	64.2	53.2
Noncompete agreements, engineering drawings and other	103.6	82.6
Accumulated amortization	(125.6)	(100.1)
Other	52.2	51.4

Total other assets	$417.7	$348.6

Amortization expense associated with the Company's capitalized software and other amortizable intangibles recorded as of December 31, 2011 is expected to approximate $35.2 million, $31.8 million, $28.4 million, $21.2 million and $21.1 million for the years ending December 31, 2012, 2013, 2014, 2015 and 2016, respectively.